SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of revenues and long-lived assets with in geographic areas
The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.	Revenues:

	Six months ended June 30,
	2023	2022

North America	$7,727	$6,496
Europe	5,320	5,134
APAC	1,236	3,716
South and Latin America	553	422
Israel	48	50
Others	2	91

	$14,886	$15,909

2.	Long-lived assets:

	June 30, 2023	December 31, 2022
	Unaudited

Israel	$119	$170
Europe	1,318	1,268
USA	1,774	1,764
Canada	11,381	11,375
Others	51	69

	$14,643	$14,646